Financial instruments	6 Months Ended
Jun. 30, 2026
Financial Instruments - additional disclosure [abstract]
Disclosure of detailed information about financial instruments [text block]
5. Financial instruments
The following table illustrates the three hierarchical levels for valuing financial instruments at fair value as of June 30, 2026, and December 31, 2025. For additional information on the hierarchies and other matters, please refer to the Consolidated Financial Statements in the 2025 Annual Report, published on February 4, 2026.
	Level 1		Level 2		Level 3		Total

(USD millions)	Jun 30, 2026	Dec 31, 2025	Jun 30, 2026	Dec 31, 2025	Jun 30, 2026	Dec 31, 2025	Jun 30, 2026	Dec 31, 2025

Financial assets
Cash and cash equivalents - debt securities	10						10

Derivative financial instruments			72	57			72	57

Current contingent consideration receivables					111	101	111	101

Current debt and equity securities	5	15	1		12	12	18	27

Total current financial assets at fair value	15	15	73	57	123	113	211	185

Non-current debt and equity securities	448	255	6	7	498	529	952	791

Fund investments	19	19			214	183	233	202

Non-current contingent consideration receivables					742	758	742	758

Associated companies at fair value through profit or loss					59	88	59	88

Total non-current financial assets at fair value	467	274	6	7	1 513	1 558	1 986	1 839

Financial liabilities
Current contingent consideration liabilities					-72	-215	-72	-215

Derivative financial instruments			-113	-81			-113	-81

Total current financial liabilities at fair value			-113	-81	-72	-215	-185	-296

Non-current contingent consideration liabilities					-351	-452	-351	-452

In the first half of 2026, there was one transfer of equity securities from Level 3 to Level 1 for USD 8 million due to Initial Public Offering of the invested company.
The carrying amount of non-current debt and equity securities, fund investments and non-current contingent consideration receivables totaling USD 2.0 billion at June 30, 2026 (USD 1.8 billion at December 31, 2025) is included in the line “Financial assets” of the consolidated balance sheets. The carrying amount of current contingent consideration liabilities of USD 0.1 billion at June 30, 2026 (USD 0.2 billion at December 31, 2025) is included in the line “Provisions and other current liabilities” of the consolidated balance sheets. The carrying amount of non-current contingent consideration liabilities of USD 0.4 billion at June 30, 2026 (USD 0.5 billion at December 31, 2025) is included in the line “Provisions and other non-current liabilities” of the consolidated balance sheets.
The fair value of straight bonds and floating rate bonds amounted to USD 39.2 billion at June 30, 2026 (USD 26.6 billion at December 31, 2025) compared with the carrying amount of USD 40.5 billion at June 30, 2026 (USD 27.9 billion at December 31, 2025). For all other financial assets and liabilities, the carrying amount is a reasonable approximation of the fair value.
The Company’s exposure to financial risks has not changed significantly during the period and there have been no major changes to the risk management department or in any risk management policies.